Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Unissued Shares Under Options [Member]
Earnings per share [line items]
Number of options that have been excluded from the calculations as they were antidilutive	14,780,000	8,655,500	4,219,000